Income tax credit (Details) - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income tax credit
Amount of credit (reversal) from R&D	£ 366	£ (7,553)	£ 740
Adjustments for R&D tax relief of prior periods		£ 13,700